Financial assets and liabilities - Cross currency interests rate swaps (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk		$ 3.0
Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk	$ 0.4
Net liability		$ 3.0